Subsidiaries - Additional Information (Detail) - China Eastern Airlines Yunnan Co., Ltd. [member] - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Percentage of equity attributable to the Company			65.00%
Percentage of equity interest held by non-controlling interests			35.00%	9.64%
Proportion of undistributed profit allocation to parent	72.74%
Deficit of consideration received recognised in the transactions with noncontrolling interests reserve within equity			¥ 689
Yunnan Provincial Peoples Government [Member]
Disclosure of subsidiaries [line items]
Capital injection by non-controlling		¥ 283
Non cash contribution by noncontolling interest fair value of land use right		¥ 744
Percentage of equity interest held by non-controlling interests			35.00%
Proportion of undistributed profit allocation to Noncontolling Interest	27.26%